Document and Entity Information	0 Months Ended
Mar. 31, 2015
Risk/Return:
Document Type	497
Document Period End Date	Mar. 31, 2015
Registrant Name	BOSTON TRUST & WALDEN FUNDS
Central Index Key	0000882748
Amendment Flag	false
Document Creation Date	Jun. 02, 2015
Document Effective Date	Jun. 02, 2015
Prospectus Date	Aug. 01, 2014
Walden International Equity Fund | Walden International Equity Fund
Risk/Return:
Trading Symbol	WIEFX